Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Deposits from customers [abstract]
Non-interest-bearing demand deposits	¥ 32,935,364	¥ 37,539,163
Interest-bearing demand deposits	80,370,602	80,238,685
Deposits at notice	14,655,807	13,133,036
Time deposits	34,482,582	27,883,639
Negotiable certificates of deposit	17,175,392	14,672,276
Others	10,402,995	8,630,520
Total deposits	¥ 190,022,742	¥ 182,097,319